Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 1,959,652	$ 1,787,493
Gross liability at end of year		12,725,631	12,047,792
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		10,572,563
Other liabilities		301,257
Net liability at end of year		10,873,820	10,515,126	$ 10,612,991	$ 9,608,588
Reinsurance recoverable on paid and unpaid losses		1,851,811	1,532,666	782,330	754,795
Gross liability at end of year		12,725,631	$ 12,047,792	$ 11,395,321	$ 10,363,383
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		119,274
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[1]	168,146
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		13,837
Non Life | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		2,056,033
Reinsurance recoverable on paid and unpaid losses		922,141
Non Life | Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		5,637,100
Reinsurance recoverable on paid and unpaid losses		585,737
Non Life | Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		2,879,430
Reinsurance recoverable on paid and unpaid losses		$ 343,933

[1]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.